Quarterly Holdings Report
for

Fidelity® Diversified International Fund

January 31, 2020

DIF-QTLY-0320
1.813063.115

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
Australia - 1.3%
CSL Ltd.	549,046	$112,921,549
Magellan Financial Group Ltd.	1,343,329	59,159,249

TOTAL AUSTRALIA		172,080,798

Bailiwick of Jersey - 0.9%
Experian PLC	2,280,900	79,393,530
Ferguson PLC	425,195	38,183,303

TOTAL BAILIWICK OF JERSEY		117,576,833

Belgium - 0.9%
KBC Groep NV	1,712,828	125,868,284
Bermuda - 1.7%
China Gas Holdings Ltd.	4,719,000	18,641,998
Credicorp Ltd. (United States)	240,700	49,723,806
Hiscox Ltd.	2,460,300	42,657,087
IHS Markit Ltd.	957,800	75,532,108
Marvell Technology Group Ltd.	1,909,900	45,913,996

TOTAL BERMUDA		232,468,995

Brazil - 0.2%
Rumo SA (a)	5,809,300	31,470,546
Canada - 2.9%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	4,417,462	147,638,163
Cenovus Energy, Inc. (Canada)	3,954,884	34,426,677
Constellation Software, Inc.	59,822	62,880,001
Fairfax India Holdings Corp. (a)(b)	2,487,700	30,175,801
Franco-Nevada Corp.	403,500	45,865,577
Waste Connection, Inc. (Canada)	206,900	19,941,133
Wheaton Precious Metals Corp.	1,334,200	39,277,945

TOTAL CANADA		380,205,297

Cayman Islands - 2.4%
Alibaba Group Holding Ltd. sponsored ADR (a)	612,400	126,515,716
Anta Sports Products Ltd.	5,057,000	44,027,172
Tencent Holdings Ltd.	2,667,600	127,218,393
Zai Lab Ltd. ADR (a)	477,727	24,359,300

TOTAL CAYMAN ISLANDS		322,120,581

China - 0.7%
Kweichow Moutai Co. Ltd. (A Shares)	290,760	42,704,598
Ping An Insurance Group Co. of China Ltd. (H Shares)	4,886,500	55,255,858

TOTAL CHINA		97,960,456

Denmark - 1.6%
DSV A/S	973,800	106,024,085
Netcompany Group A/S (a)(b)	411,865	18,692,518
ORSTED A/S (b)	851,900	93,055,462

TOTAL DENMARK		217,772,065

France - 9.0%
Amundi SA (b)	938,813	76,267,209
Capgemini SA	949,000	118,247,078
Danone SA	959,600	76,791,484
Dassault Systemes SA	214,100	37,208,040
Edenred SA	950,445	51,429,101
Essilor International SA	136,900	20,383,036
Kering SA	80,564	49,588,975
Legrand SA	670,000	53,797,798
LVMH Moet Hennessy Louis Vuitton SE	407,638	177,515,069
Pernod Ricard SA	218,300	37,889,529
Sanofi SA	1,555,932	150,051,633
Societe Generale Series A	2,795,900	90,474,492
SR Teleperformance SA	520,400	130,897,534
VINCI SA	1,145,000	127,240,198

TOTAL FRANCE		1,197,781,176

Germany - 10.6%
adidas AG	454,502	144,061,904
Allianz SE	537,800	128,743,105
Bayer AG	1,245,376	99,948,374
Delivery Hero AG (a)(b)	55,600	4,292,991
Deutsche Borse AG	640,700	104,489,074
Deutsche Post AG	2,274,119	79,635,676
Hannover Reuck SE	479,700	93,367,981
Linde PLC	692,034	141,258,432
Morphosys AG (a)	19,350	2,429,285
Morphosys AG sponsored ADR (a)	706,473	22,388,129
MTU Aero Engines Holdings AG	73,500	22,367,764
RWE AG	1,334,200	46,373,626
SAP SE	2,388,289	311,029,959
Scout24 AG (b)	853,700	58,843,371
Symrise AG	758,900	78,223,699
Vonovia SE	1,443,600	82,516,807

TOTAL GERMANY		1,419,970,177

Hong Kong - 1.9%
AIA Group Ltd.	22,910,000	227,014,010
Techtronic Industries Co. Ltd.	3,732,000	29,777,981

TOTAL HONG KONG		256,791,991

India - 4.2%
Axis Bank Ltd.	6,495,905	66,122,815
HDFC Bank Ltd.	8,445,694	144,268,476
Housing Development Finance Corp. Ltd.	3,999,047	134,778,974
Kotak Mahindra Bank Ltd.	3,179,905	75,025,230
Reliance Industries Ltd.	6,755,912	132,888,767

TOTAL INDIA		553,084,262

Indonesia - 1.1%
PT Bank Central Asia Tbk	31,684,900	74,872,095
PT Bank Rakyat Indonesia Tbk	231,774,100	75,350,918

TOTAL INDONESIA		150,223,013

Ireland - 2.9%
CRH PLC	2,053,100	77,311,070
DCC PLC (United Kingdom)	213,589	17,294,955
Kerry Group PLC Class A	770,600	98,539,292
Kingspan Group PLC (Ireland)	1,565,800	96,639,035
Ryanair Holdings PLC sponsored ADR (a)	1,065,199	92,256,885

TOTAL IRELAND		382,041,237

Italy - 1.3%
Enel SpA	8,674,900	75,613,234
FinecoBank SpA	3,025,500	35,483,681
Moncler SpA	296,500	12,824,500
Recordati SpA	1,214,800	52,045,192

TOTAL ITALY		175,966,607

Japan - 17.1%
Astellas Pharma, Inc.	1,591,800	28,127,309
Bandai Namco Holdings, Inc.	598,200	34,760,503
Daikin Industries Ltd.	655,000	92,294,310
Hoya Corp.	2,346,400	224,563,185
Iriso Electronics Co. Ltd.	201,800	7,638,809
Itochu Corp.	4,107,500	95,955,192
Kao Corp.	1,312,000	104,641,424
Keyence Corp.	625,540	210,279,675
KH Neochem Co. Ltd.	666,700	14,348,893
Minebea Mitsumi, Inc.	7,359,300	142,961,835
Misumi Group, Inc.	1,584,600	39,319,182
Nabtesco Corp.	583,100	16,708,582
Nitori Holdings Co. Ltd.	655,800	101,912,018
Oracle Corp. Japan	237,900	20,592,051
ORIX Corp.	5,774,300	97,542,171
PALTAC Corp.	301,700	14,117,294
Persol Holdings Co., Ltd.	2,504,500	44,775,899
Recruit Holdings Co. Ltd.	3,838,300	149,602,739
Renesas Electronics Corp. (a)	10,174,503	64,011,069
ROHM Co. Ltd.	315,700	22,710,030
Shin-Etsu Chemical Co. Ltd.	1,033,800	118,229,242
Shiseido Co. Ltd.	845,700	54,446,687
SMC Corp.	257,700	111,241,200
Sony Corp.	1,907,100	133,357,598
Suzuki Motor Corp.	1,114,600	50,999,398
Tokyo Electron Ltd.	373,600	82,171,872
Tsuruha Holdings, Inc.	846,814	103,651,572
Welcia Holdings Co. Ltd.	1,025,700	56,324,939
Yahoo! Japan Corp.	11,378,200	45,193,526

TOTAL JAPAN		2,282,478,204

Korea (South) - 1.5%
LG Chemical Ltd.	92,218	25,624,715
Samsung Electronics Co. Ltd.	1,999,290	92,311,335
SK Hynix, Inc.	1,015,210	76,975,323

TOTAL KOREA (SOUTH)		194,911,373

Luxembourg - 0.8%
B&M European Value Retail SA	16,934,763	81,331,883
Globant SA (a)	194,000	23,803,800

TOTAL LUXEMBOURG		105,135,683

Netherlands - 7.0%
Airbus Group NV	226,500	33,264,725
ASML Holding NV	957,800	268,816,148
Ferrari NV	144,300	24,405,477
Heineken NV (Bearer)	617,000	67,278,788
Koninklijke Philips Electronics NV	2,409,400	110,344,398
NXP Semiconductors NV	978,500	124,132,510
Unilever NV	3,316,957	193,551,811
Wolters Kluwer NV	1,463,000	110,202,927

TOTAL NETHERLANDS		931,996,784

New Zealand - 0.4%
Ryman Healthcare Group Ltd.	5,313,328	56,330,481
Norway - 0.9%
Adevinta ASA Class B	4,345,112	53,003,285
Schibsted ASA (A Shares)	2,331,100	70,556,835

TOTAL NORWAY		123,560,120

Russia - 0.1%
MMC Norilsk Nickel PJSC sponsored ADR	408,200	13,193,024
South Africa - 0.1%
Capitec Bank Holdings Ltd.	212,000	19,014,812
Spain - 0.6%
Cellnex Telecom SA (b)	1,574,510	78,439,768
Sweden - 1.8%
ASSA ABLOY AB (B Shares)	3,991,700	94,748,161
EQT AB (a)	821,500	10,436,324
Hexagon AB (B Shares)	1,069,600	58,352,525
Indutrade AB	1,152,300	41,606,278
Svenska Handelsbanken AB (A Shares)	2,986,900	29,263,289

TOTAL SWEDEN		234,406,577

Switzerland - 6.4%
Alcon, Inc. (Switzerland) (a)	1,201,140	71,005,930
Julius Baer Group Ltd.	1,209,040	60,412,904
Lonza Group AG	201,877	83,039,522
Medacta Group SA (b)	38,061	3,121,697
Roche Holding AG (participation certificate)	946,724	317,596,194
Sika AG	879,231	158,374,770
Sonova Holding AG Class B	204,990	51,460,322
Swiss Re Ltd.	752,840	85,194,726
Temenos Group AG	151,860	24,579,500

TOTAL SWITZERLAND		854,785,565

Taiwan - 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,114,800	114,072,312
United Kingdom - 9.8%
Aon PLC	326,400	71,889,600
AstraZeneca PLC (United Kingdom)	2,306,139	225,604,128
Beazley PLC	4,587,800	32,805,098
Big Yellow Group PLC	1,851,300	28,822,325
BP PLC sponsored ADR	3,164,700	114,340,611
Compass Group PLC	2,961,988	73,226,946
John David Group PLC	1,531,433	16,618,910
Lloyds Banking Group PLC	88,374,500	65,974,725
London Stock Exchange Group PLC	1,647,300	170,233,290
M&G PLC (a)	7,310,381	23,187,366
Network International Holdings PLC (b)	4,564,382	36,645,780
Ocado Group PLC (a)	1,957,200	31,621,144
Prudential PLC	5,972,981	106,201,924
RELX PLC (Euronext N.V.)	5,293,199	140,420,503
Rentokil Initial PLC	11,869,500	73,196,061
Smith & Nephew PLC	3,816,100	91,818,873

TOTAL UNITED KINGDOM		1,302,607,284

United States of America - 5.9%
10X Genomics, Inc. (a)	21,000	1,919,190
Alphabet, Inc. Class C (a)	60,403	86,631,795
Amgen, Inc.	215,900	46,645,195
Becton, Dickinson & Co.	222,100	61,117,478
Boston Scientific Corp. (a)	1,563,328	65,456,543
IQVIA Holdings, Inc. (a)	443,400	68,837,850
Marsh & McLennan Companies, Inc.	626,900	70,125,034
MasterCard, Inc. Class A	468,100	147,891,514
Microsoft Corp.	420,600	71,598,738
The Booking Holdings, Inc. (a)	12,600	23,064,930
Visa, Inc. Class A	721,600	143,576,752

TOTAL UNITED STATES OF AMERICA		786,865,019

TOTAL COMMON STOCKS
(Cost $8,738,740,806)		12,931,179,324

Money Market Funds - 3.0%
Fidelity Cash Central Fund 1.58% (c)
(Cost $408,276,406)	408,221,793	408,303,437
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $9,147,017,212)		13,339,482,761
NET OTHER ASSETS (LIABILITIES) - 0.1%		9,485,295
NET ASSETS - 100%		$13,348,968,056

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $399,534,597 or 3.0% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,331,087
Fidelity Securities Lending Cash Central Fund	69,497
Total	$1,400,584

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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